Cover	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 1, 2023, Ideanomics, Inc., a Nevada corporation ("Parent"), filed a Form 8-K with the U.S. Securities and Exchange Commission (the "Original Form 8-K"), reporting, among other items, that on January 25, 2023, Parent entered into, and on January 26, 2023, closed on a Amended and Restated Agreement and Plan of Merger (the "Merger Agreement") with Via Motors International, Inc., a Delaware corporation (the "Company"). Parent is filing this Amendment No. 1 to the Original Form 8-K (the "Amended Form 8-K") to amend and restate the Original Form 8-K in its entirety. Capitalized terms used in the Amended Form 8-K and not defined herein shall have the respective meanings given to them in the Merger Agreement.
Document Period End Date	Jan. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35561
Entity Registrant Name	IDEANOMICS, INC.
Entity Central Index Key	0000837852
Entity Tax Identification Number	20-1778374
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1441 Broadway
Entity Address, Address Line Two	Suite 5116
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	206-1216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	IDEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false